Defined benefit plans -Summary of sensitivity analysis for actuarial assumptions (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit plan expected future benefit payments Year 2026	₩ 161,400
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%	1.00%
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption		1.00%	1.00%